Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Current PEO		Former PEO		Average to Non-PEO Named Executive Officers		Value of Initial Fixed $100 Investment based on:
Year	Summary Comp. Table Total (2)	Comp. Actually Paid (1)	Summary Comp. Table Total (2)	Comp. Actually Paid (1)	Summary Comp. Table Total (2)	Comp. Actually Paid (1)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Income (millions)	CRE Same- Store NOI Growth (4)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$4,336.6	$4,060.9	N/A	N/A	$937.5	$804.4	$101.19	$136.97	$60.5	2.9%
2023	$3,338.0	$2,944.2	$4,845.5	$3,003.7	$1,377.1	$1,227.5	$104.80	$117.03	$33.0	4.3%
2022	N/A	N/A	$4,244.9	$3,329.4	$1,314.9	$658.4	$98.33	$104.46	$-49.5	6.0%
2021	N/A	N/A	$4,136.6	$6,610.6	$1,462.3	$2,117.7	$126.12	$119.43	$35.8	17.3%
2020	N/A	N/A	$3,470.8	$2,722.2	$1,155.8	$971.9	$83.62	$72.36	$5.2	(12.7)%

Company Selected Measure Name	CRE Same-Store NOI Growth
Named Executive Officers, Footnote
For purposes of the following executive compensation disclosures, the individuals listed below are referred to collectively as our "Named Executive Officers" for 2024.

•Lance K. Parker, President and Chief Executive Officer
•Clayton K. Y. Chun, Executive Vice President, Chief Financial Officer and Treasurer
•Meredith J. Ching, Executive Vice President, External Affairs
•Derek T. Kanehira, Senior Vice President, Human Resources
•Scott G. Morita, Vice President and Corporate Counsel
•Jeffrey W. Pauker, former Executive Vice President and Chief Investment Officer
	For fiscal years 2020 through 2022, Christopher J. Benjamin is included as the PEO. For fiscal year 2023, Lance K. Parker and Christopher J. Benjamin are included as the Current PEO and Former PEO, respectively. For fiscal year 2024, Lance K. Parker is included as the PEO. For fiscal years 2020 and 2021, Lance K. Parker, Meredith J. Ching, Brett A. Brown and Nelson N. S. Chun are included as other NEOs. For fiscal year 2022, Clayton K. Y. Chun, Lance K. Parker, Meredith J. Ching, Jerrod M. Schreck and Brett A. Brown are included as other NEOs. For fiscal year 2023, Clayton K. Y. Chun, Jeffrey W. Pauker, Meredith J. Ching and Jerrod M. Schreck are included as other NEOs. For fiscal year 2024, Clayton K. Y. Chun, Meredith J. Ching, Derek T. Kanehira, Scott G. Morita and Jeffrey W. Pauker are included as other NEOs.
Peer Group Issuers, Footnote	The peer group TSR is represented by the FTSE Nareit Equity Shopping Centers index.
(4)CRE Same-Store NOI Growth is a non-GAAP measure defined as Commercial Real Estate contractually-based operating revenue that is realizable (i.e., assuming collectability is deemed probable) less the direct property-related operating expenses paid or payable in cash. The calculation of NOI excludes the impact of depreciation and amortization (e.g., depreciation related to capitalized costs for improved properties, other capital expenditures for building/area improvements and tenant space improvements, as well as amortization of leasing commissions); straight-line lease adjustments (including amortization of lease incentives); amortization of favorable/unfavorable lease assets/liabilities; lease termination income; interest and other income (expense), net; selling, general, administrative and other expenses (not directly associated with the property); and impairment of commercial real estate assets. Refer to the Use of Non-GAAP Financial Measures section in this Proxy Statement for additional information.

Adjustment To PEO Compensation, Footnote

(dollars in thousands)
Adjustments to Determining Compensation "Actually Paid" for Current PEO - Lance K. Parker	2024	2023	2022	2021	2020
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$(2.6)	$(3.2)	N/A	N/A	N/A
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(2,282.7)	(1,684.8)	N/A	N/A	N/A
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	2,375.7	1,503.3	N/A	N/A	N/A
Increase for Fair Value of Awards Granted during year that Vest during year	-	(291.4)	N/A	N/A	N/A

Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(381.2)	-	N/A	N/A	N/A
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(57.7)	22.3	N/A	N/A	N/A
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	72.8	60.0	N/A	N/A	N/A
Total Adjustments	$(275.7)	$(393.8)	N/A	N/A	N/A

(dollars in thousands)
Adjustments to Determining Compensation "Actually Paid" for Former PEO - Christopher J. Benjamin	2024	2023	2022	2021	2020
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	N/A	$(204.1)	$-	$-	$(300.6)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	N/A	(1,700.0)	(1,912.9)	(1,834.7)	(1,946.1)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	N/A	1,700.0	1,602.4	3,044.6	1,584.9
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	N/A	(514.0)	(307.2)	466.9	52.9
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	N/A	55.4	(369.7)	735.3	(164.6)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	N/A	(1,330.2)	-	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	N/A	151.1	71.9	61.9	24.9
Total Adjustments	N/A	$(1,841.8)	$(915.5)	$2,474.0	$(748.6)

(dollars in thousands)
Adjustments to Determining Compensation "Actually Paid" for Non-PEO NEOs	2024	2023	2022	2021	2020
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$(1.5)	$-	$-	$(2.6)	$(63.2)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(307.6)	(415.8)	(462.7)	(512.6)	(515.1)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	319.8	360.8	255.4	850.7	419.5
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(47.8)	(45.0)	(52.8)	129.5	2.7
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(13.6)	6.8	(53.6)	173.4	(34.0)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	(94.5)	(73.1)	(358.7)	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	12.1	16.7	15.9	17.0	6.2
Total Adjustments	$(133.1)	$(149.6)	$(656.5)	$655.4	$(183.9)

Non-PEO NEO Average Total Compensation Amount	$ 937,500	$ 1,377,100	$ 1,314,900	$ 1,462,300	$ 1,155,800
Non-PEO NEO Average Compensation Actually Paid Amount	$ 804,400	1,227,500	658,400	2,117,700	971,900
Adjustment to Non-PEO NEO Compensation Footnote

(dollars in thousands)
Adjustments to Determining Compensation "Actually Paid" for Current PEO - Lance K. Parker	2024	2023	2022	2021	2020
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$(2.6)	$(3.2)	N/A	N/A	N/A
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(2,282.7)	(1,684.8)	N/A	N/A	N/A
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	2,375.7	1,503.3	N/A	N/A	N/A
Increase for Fair Value of Awards Granted during year that Vest during year	-	(291.4)	N/A	N/A	N/A

Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(381.2)	-	N/A	N/A	N/A
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(57.7)	22.3	N/A	N/A	N/A
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	72.8	60.0	N/A	N/A	N/A
Total Adjustments	$(275.7)	$(393.8)	N/A	N/A	N/A

(dollars in thousands)
Adjustments to Determining Compensation "Actually Paid" for Former PEO - Christopher J. Benjamin	2024	2023	2022	2021	2020
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	N/A	$(204.1)	$-	$-	$(300.6)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	N/A	(1,700.0)	(1,912.9)	(1,834.7)	(1,946.1)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	N/A	1,700.0	1,602.4	3,044.6	1,584.9
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	N/A	(514.0)	(307.2)	466.9	52.9
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	N/A	55.4	(369.7)	735.3	(164.6)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	N/A	(1,330.2)	-	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	N/A	151.1	71.9	61.9	24.9
Total Adjustments	N/A	$(1,841.8)	$(915.5)	$2,474.0	$(748.6)

(dollars in thousands)
Adjustments to Determining Compensation "Actually Paid" for Non-PEO NEOs	2024	2023	2022	2021	2020
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$(1.5)	$-	$-	$(2.6)	$(63.2)
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(307.6)	(415.8)	(462.7)	(512.6)	(515.1)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	319.8	360.8	255.4	850.7	419.5
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(47.8)	(45.0)	(52.8)	129.5	2.7
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(13.6)	6.8	(53.6)	173.4	(34.0)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	(94.5)	(73.1)	(358.7)	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	12.1	16.7	15.9	17.0	6.2
Total Adjustments	$(133.1)	$(149.6)	$(656.5)	$655.4	$(183.9)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Company Performance Measures for Determining NEO Compensation
CRE Same-Store NOI Growth
FFO per Diluted Share
Relative Total Shareholder Return
Net Debt to Consolidated Adjusted EBITDA

Total Shareholder Return Amount	$ 101.19	104.80	98.33	126.12	83.62
Peer Group Total Shareholder Return Amount	136.97	117.03	104.46	119.43	72.36
Net Income (Loss)	$ 60,500,000	$ 33,000,000.0	$ (49,500,000)	$ 35,800,000	$ 5,200,000
Company Selected Measure Amount	0.029	0.043	0.060	0.173	(0.127)
PEO Name	Lance K. Parker	Lance K. Parker	Christopher J. Benjamin	Christopher J. Benjamin	Christopher J. Benjamin
Additional 402(v) Disclosure	The following tables set forth the adjustments made to the Summary Compensation Table ("SCT") total compensation during each year represented in the PVP Table to arrive at compensation “actually paid” to our NEOs during each of the years specified in the PVP Table:TSR is determined based on an initial fixed investment of $100 on December 31, 2019.
Measure:: 1
Pay vs Performance Disclosure
Name	CRE Same-Store NOI Growth
Measure:: 2
Pay vs Performance Disclosure
Name	FFO per Diluted Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Net Debt to Consolidated Adjusted EBITDA
Lance K. Parker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,336,600	$ 3,338,000
PEO Actually Paid Compensation Amount	4,060,900	2,944,200
Christopher J. Benjamin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,845,500	$ 4,244,900	$ 4,136,600	$ 3,470,800
PEO Actually Paid Compensation Amount		3,003,700	3,329,400	6,610,600	2,722,200
PEO | Lance K. Parker [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(275,700)	(393,800)
PEO | Lance K. Parker [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,600)	(3,200)
PEO | Lance K. Parker [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,282,700)	(1,684,800)
PEO | Lance K. Parker [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,375,700	1,503,300
PEO | Lance K. Parker [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(381,200)	0
PEO | Lance K. Parker [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(291,400)
PEO | Lance K. Parker [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,700)	22,300
PEO | Lance K. Parker [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,800	60,000.0
PEO | Christopher J. Benjamin [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,841,800)	(915,500)	2,474,000	(748,600)
PEO | Christopher J. Benjamin [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(204,100)	0	0	(300,600)
PEO | Christopher J. Benjamin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,700,000)	(1,912,900)	(1,834,700)	(1,946,100)
PEO | Christopher J. Benjamin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,700,000	1,602,400	3,044,600	1,584,900
PEO | Christopher J. Benjamin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(514,000.0)	(307,200)	466,900	52,900
PEO | Christopher J. Benjamin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		55,400	(369,700)	735,300	(164,600)
PEO | Christopher J. Benjamin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,330,200)	0	0	0
PEO | Christopher J. Benjamin [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		151,100	71,900	61,900	24,900
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,100)	(149,600)	(656,500)	655,400	(183,900)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,500)	0	0	(2,600)	(63,200)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(307,600)	(415,800)	(462,700)	(512,600)	(515,100)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	319,800	360,800	255,400	850,700	419,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,800)	(45,000.0)	(52,800)	129,500	2,700
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,600)	6,800	(53,600)	173,400	(34,000.0)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,500)	(73,100)	(358,700)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,100	$ 16,700	$ 15,900	$ 17,000.0	$ 6,200